Property, Plant and Equipment (Details 2) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation			$ 50.8	$ 47.1	$ 43.0
Interest Costs Capitalized	$ 1.2	$ 5.7		$ 10.8	$ 4.5